Common Equity Units (Common Equity Units) (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Oct. 31, 2014	Sep. 30, 2013	Oct. 31, 2012	Dec. 31, 2011	Oct. 07, 2014	Sep. 11, 2013	Oct. 10, 2012	Oct. 04, 2012
Temporary Equity Disclosure [Abstract]
Effective date of acquisition				Nov. 01, 2010
Equity Units, Shares Transferred				40,000,000
Equity Units Stated Interest Percentage				5.00%
Equity Units, Aggregate Purchase Price per Unit				$ 75
Common Stock, Par, Common Equity Units	$ 0.01	$ 0.01		$ 0.01
Equity Units, Purchase Price Per Contract Settlement				$ 25
Equity Units, Beneficial Interest Stated Percentage								2.50%
Weighted Average Share Price, Trading Day Periods				20 days
Stock Purchase Contracts, Value at Issuance				247,000,000
Stock Purchase Contracts, Payments Made	21,000,000	48,000,000	84,000,000
Stock Purchase Contracts, Average Stated Interest Rate				3.02%
Issuance of stock purchase contracts related to common equity units				(69,000,000)
Class of Stock [Line Items]
Value of securities issued for business acquisition				3,000,000,000
Proceeds from issuance of common stock	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	1,153,998,144	1,125,224,024
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock					1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	22,907,960								22,907,960	22,679,955	28,231,956
Debt Remarketing Series E Tranche One [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.903%
Debt Instrument, Maturity Date	Dec. 15, 2017
Debt Remarketing Series E Tranche Two [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.721%
Debt Instrument, Maturity Date	Dec. 15, 2044
Senior notes
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.875%
Senior notes | Debt Remarketing Series D [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.368%								4.368%
Debt Instrument, Maturity Date		Sep. 15, 2023				Sep. 15, 2023
Senior notes | Debt Remarketing Series C Tranche 1 [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												1.756%
Debt Instrument, Maturity Date							Dec. 15, 2017
Senior notes | Debt Remarketing Series C Tranche 2 [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												3.048%
Debt Instrument, Maturity Date							Dec. 15, 2022
Senior notes | Debt Remarketing Series C [Member]
Class of Stock [Line Items]
Proceeds from remarketing	0	0	0
Estimated Fair Value [Member]
Class of Stock [Line Items]
Value of securities issued for business acquisition				3,200,000,000
Alico Transaction [Member]
Class of Stock [Line Items]
Debt Security, Principle Amount				$ 1,000,000,000